UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2006
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby AVe - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		57
Form 13F Information Table Value Total:		99221 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1466	19709	SHRS		SOLE		19709
Abbott Laboratories	COM	002824100	1785	36756	SHRS		SOLE		36756
Amgen Inc		COM	031162100	1376	19236	SHRS		SOLE		19236
Berkshire Hathaway B	COM	084670207	3012	949	SHRS		SOLE		949
Boeing Company		COM	097023105	734	9304	SHRS		SOLE		9304
BP PLC			COM	055622104	1052	16035	SHRS		SOLE		16035
Canon Inc		COM	138006309	2594	49607	SHRS		SOLE		49607
Cisco Systems		COM	17275r102	1938	84348	SHRS		SOLE		84348
CityBank		COM	17770a109	2153	45786	SHRS		SOLE		45786
Coca Cola		COM	191216100	2569	57488	SHRS		SOLE		57488
ConocoPhillips		COM	20825c104	2144	36021	SHRS		SOLE		36021
Consolidated Edison	COM	209115104	1739	37650	SHRS		SOLE		37650
Costco Wholesale	COM	22160k105	2469	49697	SHRS		SOLE		49697
Cutter & Buck		COM	232217109	121	12500	SHRS		SOLE		12500
Daktronics Inc		COM	234264109	1152	55700	SHRS		SOLE		55700
Danaher Inc		COM	235851102	457	6652	SHRS		SOLE		6652
Dell Inc		COM	247025109	863	37766	SHRS		SOLE		37766
EMC Corp		COM	268648102	1065	88860	SHRS		SOLE		88860
Emerson Electric	COM	291011104	1282	15285	SHRS		SOLE		15285
Encana Corp		COM	292505104	1370	29350	SHRS		SOLE		29350
Exxon Mobil		COM	30231g102	3730	55585	SHRS		SOLE		55585
Frontier Financial	COM	35907k105	2175	83844	SHRS		SOLE		83844
General Electric	COM	369604103	1608	45552	SHRS		SOLE		45552
GlaxoSmithKline PLC	COM	37733w105	2037	38270	SHRS		SOLE		38270
Hanesbrands Inc		COM	410345102	237	10533	SHRS		SOLE		10533
Hewlett-Packard		COM	428236103	1736	47304	SHRS		SOLE		47304
Horizon Financial	COM	44041f105	3258	109097	SHRS		SOLE		109097
Ingersoll-Rand Ltd	COM	G4776g101	1405	37000	SHRS		SOLE		37000
Intel Corp		COM	458140100	1793	87164	SHRS		SOLE		87164
IShares Japan		COM	464286848	2359	174250	SHRS		SOLE		174250
IShares Switzerland	COM	464286749	2394	103925	SHRS		SOLE		103925
Johnson & Johnson	COM	478160104	2507	38610	SHRS		SOLE		38610
Kimberly Clark		COM	494368103	1201	18375	SHRS		SOLE		18375
Lilly Eli & Co		COM	532457108	1364	23926	SHRS		SOLE		23926
Medtronic Inc		COM	585055106	947	20392	SHRS		SOLE		20392
Microsoft		COM	594918104	5251	192001	SHRS		SOLE		192001
Mylan Labs		COM	628530107	1044	51840	SHRS		SOLE		51840
Newmont Mining Corp	COM	651639106	1630	38125	SHRS		SOLE		38125
Novo Nordisk AS		COM	670100205	1215	16310	SHRS		SOLE		16310
Occidental Pete		COM	674599105	438	9105	SHRS		SOLE		9105
Paccar			COM	693718108	3676	64460	SHRS		SOLE		64460
Pepsico			COM	713448108	3028	46395	SHRS		SOLE		46395
Pfizer			COM	717081103	2672	94218	SHRS		SOLE		94218
Plum Creek Timber	COM	729251108	835	24516	SHRS		SOLE		24516
Procter & Gamble	COM	742718109	2046	33009	SHRS		SOLE		33009
Royal Dutch Shell A	COM	780259206	2479	37500	SHRS		SOLE		37500
Sara Lee Corp		COM	803111103	1361	84675	SHRS		SOLE		84675
Schlumberger Ltd	COM	806857108	873	14080	SHRS		SOLE		14080
Starbucks Corp		COM	855244109	2354	69130	SHRS		SOLE		69130
Steinway Musical Ins	COM	858495104	401	14325	SHRS		SOLE		14325
Stryker Corp		COM	863667101	1125	22696	SHRS		SOLE		22696
Tootsie Roll Inds	COM	890516107	745	25412	SHRS		SOLE		25412
Total S A		COM	89151E109	1103	16730	SHRS		SOLE		16730
United Parcel Svc	COM	911312106	1342	18650	SHRS		SOLE		18650
Walgreen Company	COM	931422109	2984	67221	SHRS		SOLE		67221
Wal-Mart Stores		COM	931142103	1119	22685	SHRS		SOLE		22685
Washington Federal	COM	938824109	1408	62763	SHRS		SOLE		62763
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